Schedule of Trading Securities (Details) - Next NRG Holding Corp [Member] - Related Party [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Aggregate fair value	$ 12,703,491
Cost basis	11,826,051
Unrealized losses	$ 877,440
Shares held	3,951,319